UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 22, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      34120       513004   X                        513004
Baker Hughes Inc         Common    057224107      20225       270900   X                        270900
Bois d'Arc Energy        Common    09738U103      15111      1032900   X                       1032900
Cabot Oil & Gas          Common    127097103       1504        24800   X                         24800
Canadian Natural Resour  Common    136385101      22007       413425   X                        413425
Chevron Corp             Common    166764100      65853       895595   X                        895595
Comstock Resources, Inc  Common    205768203      10986       353700   X                        353700
ConocoPhillips           Common    20825C104      41003       569888   X                        569888
Devon Energy Corp        Common    25179M103      57515       857412   X                        857412
EOG Resources            Common    26875P101       5308        85000   X                         85000
Endeavour International  Common    29259G101      27381     11956600   X                      11956600
Exxon Mobil Corp         Common    30231G102      97348      1270366   X                       1270366
Forest Oil Corp          Common    346091705       2029        62100   X                         62100
GlobalSantaFe Corp       Common    G3930E101      14078       239500   X                        239500
Hercules Offshore        Common    427093109       7936       274600   X                        274600
Hess Corporation         Common    42809H107      40614       819334   X                        819334
Input/Output, Inc        Common    457652105      14768      1083500   X                       1083500
Kodiak Oil & Gas         Common    50015Q100       2399       611600   X                        611600
National-Oilwell Varco,  Common    637071101      31399       513216   X                        513216
Noble Energy Inc         Common    655044105      17528       357200   X                        357200
Occidental Petroleum Co  Common    674599105      12842       263000   X                        263000
Petrohawk Energy Corpcm  Common    716495106      11300       982650   X                        982650
Range Resouces Corp      Common    75281A109      17937       653200   X                        653200
Schlumberger LTD         Common    806857108      42087       666350   X                        666350
Southern Union Company   Common    844030106      12795       457785   X                        457785
Southwestern Energy Co   Common    845467109        943        26900   X                         26900
Talisman Energy, Inc     Common    87425E103      19485      1146850   X                       1146850
Transocean Inc           Common    G90078109      35428       437979   X                        437979
Willbros Group, Inc.     Common    969199108      13658       722653   X                        722653
Williams Companies       Common    969457100      40015      1531950   X                       1531950
XTO Energy Inc           Common    98385X106      36473       775200   X                        775200

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  772,076